N-2 - $ / shares	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key									0001370755
Amendment Flag									false
Document Type									PRE 14A
Entity Registrant Name									BLACKROCK TCP CAPITAL CORP.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

Shares of BDCs may trade at a market price that is less than the value of the net assets attributable to those shares, regardless of the performance of the BDC's investments. Recently our shares of common stock have traded at both a discount to and a premium over the net assets attributable to those shares. The possibility that our shares of common stock will trade at discounts from NAV or at premiums that are unsustainable over the long term is a risk separate and distinct from the risk that our NAV will decrease. It is not possible to predict whether the shares that may be offered pursuant to this approval will trade at, above, or below NAV. The following table lists the high and low closing sales prices for our common stock, and the sales price as a percentage of NAV per share. On March 27, 2024, the last reported closing sale price of our common stock was $[●] per share, which represented a discount of approximately [●]% to our last reported NAV per share as of December 31, 2023 of $11.90.

	Stock Price
	NAV(1)		High(2)	Low(2)	Premium/ Discount of High Sales Price to NAV(3)	Premium/ (Discount) of Low Sales Price to NAV(3)
Fiscal year ended December 31, 2022
First Quarter	$14.27		$14.30	$13.10	0.2%	(8.2)%
Second Quarter	13.97		14.36	11.87	2.8%	(15.0)%
Third Quarter	14.12		14.28	10.92	1.1%	(22.7)%
Fourth Quarter	12.93		13.54	10.84	4.7%	(16.2)%
Fiscal year ended December 31, 2023
First Quarter	$13.00		$13.37	$9.73	2.8%	(25.2)%
Second Quarter	12.94		11.42	9.76	(11.7)%	(24.6)%
Third Quarter	12.72		12.89	11.00	1.3%	(13.5)%
Fourth Quarter	11.90		12.41	10.37	4.3%	(12.9)%
Fiscal year ended December 31, 2024
First Quarter (to March 27, 2024)		$(4)	[●]	[●]	%	(4)%	(4)

(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
(2)
The High/Low Stock Price is calculated as of the closing price on a given day in the applicable quarter.
(3)
Calculated as of the respective High/Low Stock Price divided by the quarter end NAV.
(4)
NAV has not yet been finally determined for any day after December 31, 2023.

Lowest Price or Bid	$ 10.37	$ 11	$ 9.76	$ 9.73	$ 10.84	$ 10.92	$ 11.87	$ 13.1
Highest Price or Bid	$ 12.41	$ 12.89	$ 11.42	$ 13.37	$ 13.54	$ 14.28	$ 14.36	$ 14.3
Highest Price or Bid, Premium (Discount) to NAV [Percent]	4.30%	1.30%	(11.70%)	2.80%	4.70%	1.10%	2.80%	0.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	(12.90%)	(13.50%)	(24.60%)	(25.20%)	(16.20%)	(22.70%)	(15.00%)	(8.20%)
NAV Per Share	$ 11.9	$ 12.72	$ 12.94	$ 13	$ 12.93	$ 14.12	$ 13.97	$ 14.27	$ 11.9